Stockholders' Equity (Stock Repurchase Program) (Details) - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Nov. 03, 2019	Nov. 04, 2018	Oct. 29, 2017
Equity [Abstract]
Stock repurchase program, Authorized amount	$ 18,000
Stock repurchase program, Common stock repurchased and retired, Shares	21	32
Stock repurchase program, Common stock repurchased and retired, Amount	$ 5,435	$ 7,258	$ 0